Equity and Cost Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Revenues generated from related parties, net of eliminations	$ 190.3	$ 151.6	$ 125.7
Related costs of sales, net of eliminations	111.0	83.2	65.3
Accounts receivables from equity method investees	33.0	31.9
Equity method investments	393.9	334.4
Percentage Of Investees Financial Information Presented For Equity Method Investments	100.00%
Cost method investments	66.0	37.9
Company Store Investees [Member]
Cost method investments	41.0
Square Preferred Shares [Member]
Cost method investments	25.0
Starbucks Coffee Korea Co., Ltd. [Member]
Ownership percentage in equity investees	50.00%
President Starbucks Coffee Taiwan Ltd. [Member]
Ownership percentage in equity investees	50.00%
Shanghai President Coffee Co. [Member]
Ownership percentage in equity investees	50.00%
Berjaya Starbucks Coffee Company Sdn. Bhd. (Malaysia) [Member]
Ownership percentage in equity investees	50.00%
Tata Starbucks Limited (India) [Member]
Ownership percentage in equity investees	50.00%
Starbucks Coffee Japan Ltd [Member]
Ownership percentage in equity investees	39.60%
Market value of investment in Starbucks Japan	400
Equity method investments	$ 201.0
North America Coffee Partnership [Member]
Ownership percentage in equity investees	50.00%